INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2022	Apr. 30, 2021
INCOME TAXES
Change in valuation allowance	$ 362,000
Non filing penalty	210
Net operating loss carry-forwards	20,739,000		$ 19,386,000
Potential tax benefit	$ 4,083,000		16,656,000
Potential tax benefit expiration year	2039
Expire term	for tax years from 2005 (initial tax year) through 2020
Income tax payable	$ 110,154
Penalties and Interest payable	283,983	$ 295,955	$ 261,087
Penalty for the unfiled returns	$ 4,020